PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Prepaid expenses (1)	942,990	988,467	143,314
Tax recoverable	964,262	620,901	90,022
Deposits	68,887	59,653	8,649
Loan to third parties (2)	17,492	376,851	54,638
Staff advances	1,561	2,992	434
Interest receivables	728	544	79
Others	53,991	98,092	14,225
	2,049,911	2,147,500	311,361
(1)	Prepaid expenses mainly represented the unamortized portion of prepayments made to Microsoft for the cloud computing services, the prepayments to telecommunication operators for bandwidth, data centers or cabinets and the prepayments for office expense.
(2)	In December 2022, loan amounting to RMB279,500 was provided to the third party selling shareholders of KS Kunhui (Note 4) to settle the liabilities to KS Kunhui. The loan bears an interest rate of 7.5% per annum and has a maturity term ranging from four to six months. The loan was secured by the third parties’ equity shares in their subsidiaries and certain property and equipment of their subsidiaries. The remaining loans of RMB97,351 represent the balances lend to various third-parties for their working capital needs. These loans are interest free and unsecured.